Other liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Other Liabilities

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Cash collateral	$16,195	$13,907
Accounts payable and accrued expenses	1,598	1,531
Payroll and related compensation	7,416	7,073
Payable to brokers, dealers and clients	3,241	4,078
Negotiable instruments	1,671	1,693
Accrued interest payable (1)	3,496	3,072
Deferred income	2,563	2,259
Taxes payable	2,202	2,071
Precious metals certificates	431	346
Dividends payable	1,567	1,482
Insurance related liabilities	387	364
Deferred income taxes	82	84
Provisions	581	507
Employee benefit liabilities	2,699	1,902
Commodity liabilities	8,487	7,315
Other	5,521	5,438
	$58,137	$53,122

(1)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.